Due To A Stockholder	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Due To A Stockholder		DUE TO A STOCKHOLDER
Due To A Stockholder	DUE TO A STOCKHOLDER Amount due to a stockholder is unsecured, non-interest bearing and due on demand.